Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Non-capital loss carryforwards	$ 13,483,000	$ 13,491,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	147,000	166,000
Others	328,000	452,000
Total:	$ 39,498,000	$ 39,649,000